NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund (formerly, NVIT Wells Fargo Discovery Fund)

NVIT Amundi Multi Sector Bond Fund

NVIT AQR Large Cap Defensive Style Fund

NVIT BlackRock Equity Dividend Fund

NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund)

NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)

NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)

NVIT Bond Index Fund

NVIT Columbia Overseas Value Fund

NVIT Core Bond Fund

NVIT DoubleLine Total Return Tactical Fund

NVIT Emerging Markets Fund

NVIT Federated High Income Bond Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT International Index Fund

NVIT Jacobs Levy Large Cap Growth Fund

NVIT Mid Cap Index Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT Neuberger Berman Multi Cap Opportunities Fund

NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)

NVIT Real Estate Fund

NVIT S&P 500 Index Fund

NVIT Short Term Bond Fund

NVIT Small Cap Index Fund

Supplement dated December 8, 2022

to the Statement of Additional Information (“SAI”) dated May 2, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT International Equity Fund

Effective January 1, 2023, the SAI is amended as follows:

1.	The following supplements the list of Funds subject to an expense limitation under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” on page 71 of the SAI:

NVIT International Equity Fund to 0.83% until April 30, 2024

2.

The NVIT International Equity Fund is hereby deleted from the table of Funds waiving advisory fees under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” beginning on page 71 of the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE